Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Judgments Estimates And Assumptions [Line Items]
Major sources of payment processing fee revenues			Two major sources
Expected dividend yield	0.00%	5.03%		2.83%	0.00%
Estimated forfeiture rate			0.00%
RSU [Member]
Significant Accounting Judgments Estimates And Assumptions [Line Items]
Estimated forfeiture rate			9.00%